TAXATION - Components of Deferred tax (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets, non-current
Accrued expenses	¥ 363,107	$ 52,157	¥ 357,259
Customer advances and deposits	34,571	4,966	47,233
Allowance for doubtful accounts and inventory provision	28,278	4,062	7,476
Depreciation and amortization expense	101,565	14,589	40,305
Net operating losses carrying forward	692,352	99,450	719,878
Total deferred tax assets	1,219,873	175,224	1,172,151
Valuation allowance	(1,172,251)	(168,384)	(1,155,994)
Total deferred tax assets net of valuation allowance	47,622	6,840	16,157
Deferred tax liabilities
Fair value changes on private equity investments	19,696	2,829	16,157
Accrued revenue recognition difference	27,926	4,011
Long-lived assets arising from acquisition	25,806	3,707	25,356
Total deferred tax liabilities	73,428	10,547	¥ 41,513
Net tax operating losses	3,300,414	474,075
Undistributed earnings from PRC subsidiaries as well as VIEs	¥ 81,539	$ 11,712